Employee Benefits - Expected Return on Plan Assets Narrative (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
U.S. | Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected return on plan assets, net of administration expenses	7.05%	7.71%	7.88%